P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

May 4, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Transamerica Partners Funds Group (the “Trust”)

(1933 Act File No.: 033-61810) (1940 Act File No.: 811-07674)

Ladies and Gentlemen:

On behalf of Transamerica Partners Funds Group (the “Trust”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectus and Statement of Additional Information for the Trust dated May 1, 2012, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of prospectus and Statement of Additional Information contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 44) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2012 via EDGAR (Accession Number: 0001193125-12-191544 ).

Should you have any questions please feel free to contact the undersigned at (727) 299-1836.

Very truly yours,

/s/ Tanya L. Goins

Tanya L. Goins

Vice President and Senior Counsel

Transamerica Asset Management, Inc.